Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation [Abstract]
Outstanding Shares at Beginning of period	26,938	31,893
Granted, Shares	5,625
Exercised, Shares
Forfeited or expired, Shares	4,688
Outstanding Shares at End of period	27,875	31,893
Exercisable Shares at End of period	22,250
Outstanding Weighted-Average Remaining Exercise Price, Beginning of period	$ 16.06
Granted, Weighted-Average Exercise Price	$ 7.84
Exercised, Weighted-Average Exercise Price
Forfeited or expired, Weighted-Average Exercise Price	$ 36.13
Outstanding Weighted-Average Remaining Exercise Price, End of period	$ 11.03
Exercisable, Weighted-Average Exercise Price, End of period	$ 11.83
Outstanding Aggregated Fair Value at Beginning of period	$ 76
Granted, Aggregated Fair Value	17
Exercised, Aggregated Fair Value
Forfeited or expired, Aggregated Fair Value	15
Outstanding Aggregated Fair Value at End of period	78
Exercisable, Aggregated Fair Value	61
Outstanding, Weighted-Average Remaining Contractual Term, End of period	1 year 11 months 1 day
Exercisable, Weighted-Average Remaining Contractual Term, End of period	1 year 4 months 28 days
Outstanding, Aggregate Intrinsic Value, End of period
Exercisable, Aggregate Intrinsic Value, End of period